2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,976	$11,691,878	$10,726,908
Real Estate Loans	54	426,551	421,596
Sales Finance Contracts	178	354,651	327,626
Total	4,208	$12,473,080	$11,476,130

TDRs that subsequently defaulted during the year ended December 31, 2013 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	617	$1,200,288
Real Estate Loans	3	7,044
Sales Finance Contracts	25	22,286
Total	645	$1,229,618

The following table presents a summary of loans that were restructured during the year ended December 31, 2012.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,584	$11,280,800	$10,256,084
Real Estate Loans	59	455,019	412,226
Sales Finance Contracts	202	484,991	440,703
Total	3,845	$12,220,810	$11,109,013

TDRs that subsequently defaulted during the year ended December 31, 2012 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	583	$1,171,053
Real Estate Loans	3	10,851
Sales Finance Contracts	28	20,617
Total	614	$1,202,521